Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 February 3, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: Tax-Exempt California Money Market Fund (the "Fund") (Reg. Nos. 33-12938, 811-05076)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on January 27, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.


                                  Very truly yours,


                                  /s/Caroline Pearson

                                  Caroline Pearson, Esq.
                                  Managing Director
                                  Deutsche Investment Management Americas Inc.

cc:      Jose Del Real, Esq., Vedder Price P.C.